ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following tables present the components of accumulated other comprehensive loss, net of income tax.

	Year Ended December 31, 2025
	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) On Interest Rate Swaps	Accumulated Other Comprehensive (Loss) Income
	(In thousands)
Balance at January 1	$(12,703)	$1,307	$(11,396)
Other comprehensive income (loss) before reclassifications	2,612	(1,333)	1,279
Amounts reclassified to earnings	161	(1,508)	(1,347)
Net current period other comprehensive income (loss)	2,773	(2,841)	(68)
Accumulated other comprehensive loss allocated to noncontrolling interests during the period	4	—	4
Distribution of Angi	(382)	—	(382)
Balance at December 31	$(10,308)	$(1,534)	$(11,842)

	Year Ended December 31, 2024
	Foreign Currency Translation Adjustment	Unrealized (Losses) Gains On Interest Rate Swaps	Unrealized Gains (Losses) On Available-For-Sale Marketable Debt Securities	Accumulated Other Comprehensive (Loss) Income
	(In thousands)
Balance at January 1	$(10,266)	$(696)	$20	$(10,942)
Other comprehensive (loss) income before reclassifications	(3,875)	6,785	(20)	2,890
Amounts reclassified to earnings	1,427	(4,782)	—	(3,355)
Net current period other comprehensive (loss) income	(2,448)	2,003	(20)	(465)
Accumulated other comprehensive loss allocated to noncontrolling interests during the period	11	—	—	11
Balance at December 31	$(12,703)	$1,307	$—	$(11,396)

	Year Ended December 31, 2023
	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) On Interest Rate Swaps	Unrealized Gains (Losses) On Available-For-Sale Marketable Debt Securities	Accumulated Other Comprehensive (Loss) Income
	(In thousands)
Balance at January 1	$(13,186)	$—	$53	$(13,133)
Other comprehensive income (loss) before reclassifications	2,915	2,958	(33)	5,840
Amounts reclassified to earnings	—	(3,654)	—	(3,654)
Net current period other comprehensive income (loss)	2,915	(696)	(33)	2,186
Accumulated other comprehensive loss allocated to noncontrolling interests during the period	5	—	—	5
Balance at December 31	$(10,266)	$(696)	$20	$(10,942)